Fees Summary	Nov. 07, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 91,167,890
Previously Paid Amount	0
Total Fee Amount	13,957.8
Total Offset Amount	0
Net Fee	$ 13,957.8